FMR LLC 245 Summer Street Boston, MA 02210 617-563-7000

May 4, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Investments Life Insurance Company

Fidelity Investments Variable Annuity Account I

File No. 333-141878

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Lance A. Warrick
Lance A. Warrick
General Counsel